Foreclosed Assets (Tables)	12 Months Ended
Dec. 31, 2023
Foreclosed Assets
Schedule of Roll Forward of Foreclosed Assets

Roll forward of foreclosed assets for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Beginning balance	$1,582	$2,724
Transferred from loans receivables, net	-	556
Transferred to loans receivables, net	-	(1,017)
Investments in foreclosed assets	125	316
Sale proceeds	(1,549)	(1,096)
Loss on sale of foreclosed assets	(34)	-
Gain on sale of foreclosed assets	8	101
Impairment loss on foreclosed assets	(2)	(2)
Ending balance	$130	$1,582